Business Combination (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Business Combination
Note 2.    Business Combination

Acquisition of branch from Atlantic Capital Bank, N.A.

On December 8, 2016, the Bank entered into a purchase and assumption agreement with Atlantic Capital Bank, N.A. that provided for the acquisition and assumption by the Bank of certain assets and liabilities associated with Atlantic Capital Bank’s branch office located at 3200 Keith Street NW, Cleveland, Tennessee 37312. The purchase was completed on May 19, 2017 for total cash consideration of $1.2 million. The assets and liabilities as of the effective date of the transaction were recorded at their respective estimated fair values. The excess of the purchase price over the net estimated fair values of the acquired assets and liabilities was allocated to identifiable intangible assets with the remaining excess allocated to goodwill. In the periods following the acquisition, the financial statements will include the results attributable to the Cleveland branch purchase beginning on the date of purchase. For the three and six months period ended June 30, 2018, the revenues attributable to the Cleveland branch were $381 thousand and $754 thousand, respectively. For the three and six months period ended June 30, 2018, net income attributable to the Cleveland branch was a net income of $105 thousand and net income of $194 thousand, respectively. It is impracticable to determine the pro-forma impact to the 2017 revenues and net income if the acquisition had occurred on January 1, 2017 as the Company does not have access to those records for a single branch.
The following table details the financial impact of the transaction, including the allocation of the purchase price to the fair values of net assets assumed and goodwill recognized:

Allocation of Purchase Price (in thousands)
Total consideration in cash	$1,183
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	133
Loans	24,073
Premises and equipment	2,839
Core deposit intangible	310
Prepaid and other assets	77
Deposits	(26,888)
Payables and other liabilities	(21)
Total fair value of net assets acquired	523
Goodwill	$660

As of June 30, 2018 there have not been any changes to the initial fair values recorded as part of the business combination.

Acquisition of Capstone Bancshares, Inc.

On May 22, 2017, the shareholders of the Company approved a merger with Capstone Bancshares, Inc. ("Capstone"), the one bank holding company of Capstone Bank, which became effective November 1, 2017. Capstone shareholders received either: (a) 0.85 shares of common stock, (b) $18.50 in cash, or (c) a combination of 80% common stock and 20% cash. Elections were limited by the requirement that 80% of the total shares of Capstone common stock be exchanged for common stock and 20% be exchanged for cash. Therefore, the allocation of common stock and cash that a Capstone shareholder received depended on the elections of other Capstone shareholders, and were allocated in accordance with the procedures set forth in the merger agreement. Capstone shareholders also received cash instead of any fractional shares they would have otherwise received in the merger.

After the merger, shareholders of SmartFinancial owned approximately 74% of the outstanding common stock of the combined entity on a fully diluted basis, after taking into account the exchange ratio.

The merger is being accounted for using the acquisition method of accounting, in accordance with the provisions of FASB ASC 805-10 Business Combinations. Under this guidance, for accounting purposes, the Company is considered the acquirer in the merger, and as a result the historical financial statements of the combined entity are the historical consolidated financial statements of the Company.

The merger was effected by the issuance of shares of SmartFinancial stock along with cash consideration to shareholders of Capstone. The assets and liabilities of Capstone as of the effective date of the merger were recorded at their respective estimated fair values and combined with those of SmartFinancial. The excess of the purchase price over the net estimated fair values of the acquired assets and liabilities was allocated to identifiable intangible assets with the remaining excess allocated to goodwill. Goodwill from the transaction was $38.0 million, none of which is deductible for income tax purposes.

In periods following the merger, the financial statements of the combined entity will include the results attributable to Capstone beginning on the date the merger was completed. In the three and six month period ended June 30, 2018, the revenues attributable to Capstone were approximately $7.6 million and $14.5 million. In the three and six month period ended June 30, 2018, the net income attributable to Capstone was approximately $3.4 million and $6.0 million, respectively.
The pro-forma impact to 2017 revenues if the merger had occurred on December 31, 2016 would have been $6.2 million and $12.5 million for the three and six month period ending June 30, 2017, respectively. The pro-forma impact to 2017 net income if the merger had occurred on December 31, 2016 would have been $237 thousand and $473 thousand for the three and six month period ending June 30, 2017, respectively. While certain adjustments were made for the estimated impact of certain fair value adjustments, they are not indicative of what would have occurred had the merger taken place on the indicated date nor are they intended to represent or be indicative of future results of operations. In particular, no adjustments have been made to eliminate the amount of Capstone's provision for credit losses not have been necessary or any adjustments to estimate any additional income that would have been recorded as a result of fair value adjustments for the first six months of 2017 that may have occurred had the acquired loans been recorded at fair value as of the beginning of 2017. In addition there are no adjustments to reflect any expenses that potentially could have been reduced for the first six months of 2017 had the merger occurred on December 31, 2016. There were $4.6 million in nonrecurring pro forma adjustments to expense included in the reported proforma revenue and earnings.

The fair value estimates of Capstone’s assets and liabilities recorded are preliminary and subject to refinement as additional information becomes available. Under current accounting principles, the Company’s estimates of fair values may be adjusted for a period of up to one year from the acquisition date. As of June 30, 2018 there was a $11 thousand adjustment to reduce fair values initially recorded as part of the business combination.

The following table details the financial impact of the merger, including the calculation of the purchase price, the allocation of the purchase price to the fair values of net assets assumed, and goodwill recognized:

Calculation of Purchase Price
Shares of SMBK common stock issued to Capstone shareholders as of November 1, 2017	2,908,094
Market price of SMBK common stock on November 1, 2017	$23.49
Estimated fair value of SMBK common stock issued (in thousands)	68,311
Estimated fair value of Capstone stock options (in thousands)	1,585
Cash consideration paid	15,826
Total consideration (in thousands)	$85,722

Allocation of Purchase Price (in thousands)
Total consideration above	$85,722
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	16,810
Investment securities available for sale	51,638
Restricted investments	1,049
Loans	413,023
Premises and equipment	8,668
Bank owned life insurance	10,031
Core deposit intangible	5,530
Other real estate owned	410
Prepaid and other assets	6,360
Deposits	(454,154)
FHLB advances and other borrowings	(4,887)
Payables and other liabilities	(6,803)
Total fair value of net assets acquired	47,675
Goodwill	$38,047

Acquisition of Tennessee Bancshares, Inc.

On May 1, 2018, the Company completed its merger with Tennessee Bancshares, Inc., a Tennessee corporation (“Tennessee Bancshares”), pursuant to an Agreement and Plan of Merger dated December 12, 2017 (the “Tennessee Bancshares merger agreement”), by and among SmartFinancial, Tennessee Bancshares, and Southern Community Bank, a Tennessee-chartered commercial bank and wholly owned subsidiary of Tennessee Bancshares. Tennessee Bancshares merged with and into SmartFinancial, with SmartFinancial continuing as the surviving corporation. Immediately following the merger, Southern Community Bank merged with and into the Bank continuing as the surviving banking corporation.

Pursuant to the Tennessee Bancshares merger agreement, each outstanding share of Tennessee Bancshares common stock was converted into and cancelled in exchange for 0.8065 shares of SmartFinancial common stock.. SmartFinancial issued approximately 1,458,981 shares of SmartFinancial common stock as consideration for the merger. SmartFinancial did not issue fractional shares of its common stock in connection with the merger, but instead paid cash in lieu of fractional shares based on the volume weighted average closing price of SmartFinancial common stock on the Nasdaq Capital Market for the 10 consecutive trading days ending on (and including) April 27, 2018 (calculated as $23.92).

After the merger, shareholders of SmartFinancial owned approximately 88.6% of the outstanding common stock of the combined entity on a fully diluted basis, after taking into account the exchange ratio.

The merger with Tennessee Bancshares is being accounted for using the acquisition method of accounting, in accordance with the provisions of FASB ASC 805-10 Business Combinations. Under this guidance, for accounting purposes, the Company is considered the acquirer in the merger, and as a result the historical financial statements of the combined entity are the historical consolidated financial statements of the Company.

The merger was effected by the issuance of shares of SmartFinancial stock along with cash consideration to the fractional shareholders of Tennessee Bancshares, Inc. The assets and liabilities of Tennessee Bancshares as of the effective date of the merger were recorded at their respective estimated fair values and combined with those of SmartFinancial. The excess of the purchase price over the net estimated fair values of the acquired assets and liabilities was allocated to identifiable intangible assets with the remaining excess allocated to goodwill. Goodwill from the transaction was $15.7 million, none of which is deductible for income tax purposes.

In periods following the Tennessee Bancshares merger, the financial statements of the combined entity will include the results attributable to Southern Community Bank beginning on the date the merger was completed. In the three and six months period ended June 30, 2018, the revenues and net income attributable to Southern Community Bank were approximately $2.4 million and $800 thousand, respectively.

The pro-forma impact to 2017 revenues if the merger had occurred on December 31, 2016 would have been $3.7 million and $7.3 million for the three and six month period ending June 30, 2017, respectively. The pro-forma impact to 2017 net income if the merger had occurred on December 31, 2016 would have been $909 thousand and $1.8 million for the three and six month period ending June 30, 2017, respectively.

While certain adjustments were made for the estimated impact of certain fair value adjustments, they are not indicative of what would have occurred had the merger taken place on the indicated date nor are they intended to represent or be indicative of future results of operations. In particular, no adjustments have been made to eliminate the amount of Southern Community Bank's provision for credit losses not have been necessary or any adjustments to estimate any additional income that would have been recorded as a result of fair value adjustments for the first six months of 2017 that may have occurred had the acquired loans been recorded at fair value as of the beginning of 2017. In addition there are no adjustments to reflect any expenses that potentially could have been reduced for the first six months of 2017 had the merger occurred on December 31, 2016. There were $1.3 million nonrecurring pro forma adjustments to expense included in the reported proforma earnings.

The fair value estimates of Tennessee Bancshares assets and liabilities recorded are preliminary and subject to refinement as additional information becomes available. Under current accounting principles, the Company’s estimates of fair values may be adjusted for a period of up to one year from the acquisition date. As of June 30, 2018 there were no adjustments to fair values initially recorded as part of the business combination.

The following table details the financial impact of the merger, including the calculation of the purchase price, the allocation of the purchase price to the fair values of net assets assumed, and goodwill recognized:

Calculation of Purchase Price
Shares of SMBK common stock issued to TN Bancshares shareholders as of May 1, 2018	1,458,981
Market price of SMBK common stock on May 1, 2018	$23.85
Estimated fair value of SMBK common stock issued (in thousands)	34,797
Cash consideration paid	5
Total consideration (in thousands)	$34,802

Allocation of Purchase Price (in thousands)
Total consideration above	$34,802
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	5,723
Investment securities available for sale	24,563
Restricted investments	464
Loans	180,490
Premises and equipment	9,470
Core deposit intangible	2,290
Other real estate owned	674
Prepaid and other assets	2,258
Deposits	(202,272)
FHLB advances and other borrowings	(4,000)
Payables and other liabilities	(586)
Total fair value of net assets acquired	19,074
Goodwill	$15,728

Note 2. Business Combinations

On December 8, 2016, the Bank entered into a purchase and assumption agreement with Atlantic Capital Bank, N.A. that provided for the acquisition and assumption by the Bank of certain assets and liabilities associated with Atlantic Capital Bank’s branch office located at 3200 Keith Street NW, Cleveland, Tennessee 37312. The purchase was completed on May 19, 2017 for total cash consideration of $1,183,007. The assets and liabilities as of the effective date of the transaction were recorded at their respective estimated fair values. The excess of the purchase price over the net estimated fair values of the acquired assets and liabilities was allocated to identifiable intangible assets with the remaining excess allocated to goodwill. In the periods following the acquisition, the financial statements will include the results attributable to the Cleveland branch purchase beginning on the date of purchase. For the twelve months period ended December 31, 2017, the revenues and net income attributable to the Cleveland branch were $903,311 and $63,385, respectively. It is impracticable to determine the pro-forma impact to the 2017 revenues and net income if the acquisition had occurred on January 1, 2017 as the Company does not have access to those records for a single branch. The following table details the financial impact of the transaction, including the allocation of the purchase price to the fair values of net assets assumed and goodwill recognized:

Allocation of Purchase Price (in thousands)
Total consideration in cash	$1,183
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	133
Loans	24,073
Premises and equipment	2,839
Core deposit intangible	310
Prepaid and other assets	77
Deposits	(26,888)
Payables and other liabilities	(21)
Total fair value of net assets acquired	523
Goodwill	$660

As of December 31, 2017 there have not been any changes to the initial fair values recorded as part of the business combination.

On May 22, 2017, the shareholders of the SmartFinancial, Inc (“SmartFinancial”) approved a merger with Capstone Bancshares, Inc. ("Capstone"), the one bank holding company of Capstone Bank, which became effective November 1, 2017. Capstone shareholders received either: (a) 0.85 shares of SmartFinancial common stock, (b) $18.50 in cash, or (c) a combination of 80% SmartFinancial common stock and 20% cash. Elections were limited by the requirement that 80% of the total shares of Capstone common stock be exchanged for SmartFinancial common stock and 20% be exchanged for cash. Therefore, the allocation of SmartFinancial common stock and cash that a Capstone shareholder received depended on the elections of other Capstone shareholders, and were allocated in accordance with the procedures set forth in the merger agreement. Capstone shareholders also received cash instead of any fractional shares they would have otherwise received in the merger.

After the merger, shareholders of SmartFinancial owned approximately 74% of the outstanding common stock of the combined entity on a fully diluted basis, after taking into account the exchange ratio.

The merger is being accounted for using the acquisition method of accounting, in accordance with the provisions of FASB ASC 805-10 Business Combinations. Under this guidance, for accounting purposes, SmartFinancial is considered the acquirer in the merger, and as a result the historical financial statements of the combined entity will be the historical financial statements of SmartFinancial.

The merger was effected by the issuance of shares of SmartFinancial stock along with cash consideration to shareholders of Capstone. The assets and liabilities of Capstone as of the effective date of the merger were recorded at their respective estimated fair values and combined with those of SmartFinancial. The excess of the purchase price over the net estimated fair values of the acquired assets and liabilities was allocated to identifiable intangible assets with the remaining excess allocated to goodwill. Goodwill from the transaction was $38.0 million, none of which is deductible for income tax purposes.

In periods following the merger, the financial statements of the combined entity will include the results attributable to Capstone beginning on the date the merger was completed. In the period ended December 31, 2017, the revenues and net income attributable to Capstone were $5.0 million and $0.2 million, respectively. The pro-forma impact to 2017 revenues and net income if the merger had occurred on December 31, 2016 would have been $24.9 million and $947 thousand, respectively.

The fair value estimates of Capstone’s assets and liabilities recorded are preliminary and subject to refinement as additional information becomes available. Under current accounting principles, the Company’s estimates of fair values may be adjusted for a period of up to one year from the acquisition date.

The following table details the financial impact of the merger, including the calculation of the purchase price, the allocation of the purchase price to the fair values of net assets assumed, and goodwill recognized:

Calculation of Purchase Price
Shares of SMBK common stock issued to Capstone shareholders as of November 1, 2017	2,908,094
Market price of SMBK common stock on November 1, 2017	$23.49
Estimated fair value of SMBK common stock issued (in thousands)	68,311
Estimated fair value of Capstone stock options (in thousands)	1,585
Cash consideration paid	15,826
Total consideration (in thousands)	$85,722

Allocation of Purchase Price (in thousands)
Total consideration above	$85,722
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	16,810
Investment securities available for sale	51,638
Restricted investments	1,049
Loans	413,023
Premises and equipment	8,668
Bank owned life insurance	10,031
Core deposit intangible	5,530
Other real estate owned	410
Prepaid and other assets	6,360
Deposits	(454,154)
FHLB advances and other borrowings	(4,887)
Payables and other liabilities	(6,803)
Total fair value of net assets acquired	47,675
Goodwill	$38,047